PENSION AND OTHER POSTRETIREMENT BENEFITS - Weighted-Average Assumptions for Determining Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.73%	3.72%	4.18%
Expected return on assets		7.00%	7.00%
Company's contribution to the defined benefit plan in the next fiscal year	$ 7.6
International
Weighted-average assumptions used for determining net periodic cost
Discount rate	2.39%	2.25%	2.12%
Expected return on assets	3.38%	3.78%	3.77%
Compensation rate increase	2.23%	2.26%	2.24%
Company's contribution to the defined benefit plan in the next fiscal year	$ 13.2